Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and Other Payables
16. Trade and Other Payables

	December 31 2019 $	December 31 2018 $

Trade accounts payable	225.5	222.6
Employee and payroll liabilities	266.7	263.3
Accrued liabilities	84.2	81.3

Trade and other payables	576.4	567.2